Croft Focus Fund
Investment Objective
The Croft Focus Fund’s investment objective is long-term growth of capital.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Croft Focus Fund	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Croft Focus Fund		Class R Shares	Class I Shares
Management Fees		0.94%	0.94%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.90%	0.89%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.10%	1.84%
Less Waivers and Reimbursements	[2]	(0.62%)	(0.61%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.48%	1.23%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2016 to limit Total Annual Fund Operating Expenses (excluding brokerage, commissions, underlying fund fees and expenses or extraordinary expenses) to 1.22% for Class I shares and 1.47% for Class R shares. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Manager.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Croft Focus Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Class R Shares	151	598	1,072	2,382
Class I Shares	125	519	939	2,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended April 30, 2014, the Fund’s portfolio turnover rate was 79.74% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued. The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace. The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market or overly rely on top-down macro-economic trends. The Manager applies this philosophy toward its goal of capital appreciation.

The Manager aims to invest in a non-diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow, price to book value, the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable. Unlike the Croft Value Fund, the Manager will limit the Fund portfolio of investments to 25 or fewer companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Certain investment risks, including value-oriented investment risk, may be amplified due to the focused nature of the Fund’s portfolio of investments.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Fund Performance

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for the 1 year and since inception periods compares with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Annual Total Returns for the years ended December 31st

* The Fund’s Class R year-to-date return as of June 30, 2015 was -1.36%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
5.00%	(6/30/14)	(3.33%)	(9/30/14)

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns	1 Year Croft Focus Fund
Class R Shares	5.59%
Class R Shares | After Taxes on Distributions	4.52%
Class R Shares | After Taxes on Distributions and Sales	3.19%
Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	13.68%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.